Note 7 - Property, Manufacturing Facility and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Table Text Block]
	As of December 31,
	2011			2012
	Cost	Accumulated Depreciation	Net book value	Cost	Accumulated Depreciation	Net book value
Land and building	€2,643	1,480	1,163	€2,686	1,559	1,127
Plant and machinery	15,464	10,392	5,072	15,553	11,352	4,201
Industrial equipment	1,739	1,134	605	1,765	1,248	517
Furniture and fixtures	830	513	317	883	571	312
Leasehold improvements	1,126	379	747	1,310	553	757
Internally Developed Software	708	249	459	750	300	450
Construction in progress	145	0	145	85	0	85
	€22,655	14,147	8,508	€23,032	15,583	7,449